Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 101,486	$ 99,697	$ 93,428
FVTPL Securities	12,280	11,611	11,261
FVOCI securities	66,696	62,440	49,755
Business and Government Loans	207,765	194,456	171,988
Investment contract liabilities	889	800
Derivative Assets
Derivative Assets	21,633	26,204	31,756
Derivative Liabilities
Derivative Liabilities	23,188	24,411	$ 31,079
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	101,486	99,697
FVTPL Securities	12,280	11,611
FVOCI securities	66,696	62,440
Business and Government Loans	2,429	1,450
Securities sold but not yet purchased	30,407	28,804
Structured note liabilities and other note liabilities	15,136	14,186
Investment contract liabilities	889	800
Fair value liabilities	46,432	43,790
Derivative Assets
Derivative Assets	21,633	26,204
Derivative Liabilities
Derivative Liabilities	23,188	24,411
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,766	10,320
FVTPL Securities	648	431
FVOCI securities	13,082	12,805
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,886	8,702
FVTPL Securities	1,027	946
FVOCI securities	7,353	6,862
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	19,638	9,517
FVTPL Securities	70	69
FVOCI securities	17,337	16,823
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	575	1,216
FVOCI securities	3,947	3,655
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,819	1,411
FVTPL Securities	30
FVOCI securities	5,531	4,790
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,697	9,184
FVTPL Securities	6	7
FVOCI securities	13,934	13,687
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,003	9,198
FVTPL Securities	7,212	6,821
FVOCI securities	5,448	3,756
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	393	199
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	39,709	49,950
FVTPL Securities	3,287	3,337
FVOCI securities	64	62
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,402	8,977
Derivative Liabilities
Derivative Liabilities	6,754	8,634
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	11,073	12,999
Derivative Liabilities
Derivative Liabilities	11,768	11,854
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,225	2,060
Derivative Liabilities
Derivative Liabilities	1,648	1,456
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	897	2,158
Derivative Liabilities
Derivative Liabilities	2,933	2,430
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	36	10
Derivative Liabilities
Derivative Liabilities	85	37
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	75,581	76,852
FVTPL Securities	2,243	2,172
FVOCI securities	41,061	37,232
Securities sold but not yet purchased	26,579	26,336
Fair value liabilities	26,579	26,336
Derivative Assets
Derivative Assets	305	486
Derivative Liabilities
Derivative Liabilities	297	557
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,494	9,107
FVTPL Securities	558	328
FVOCI securities	12,246	11,978
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,077	4,013
FVTPL Securities	34	219
FVOCI securities	4,940	3,315
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	19,580	9,465
FVTPL Securities	70	69
FVOCI securities	17,337	16,823
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2	78
FVOCI securities	27	14
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,119	1,210
FVOCI securities	3,731	3,143
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	40	60
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,562	2,973
FVTPL Securities	146	178
FVOCI securities	2,780	1,959
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	39,707	49,946
FVTPL Securities	1,435	1,378
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	13	18
Derivative Liabilities
Derivative Liabilities	28	14
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	11	16
Derivative Liabilities
Derivative Liabilities	1	2
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	165	166
Derivative Liabilities
Derivative Liabilities	132	295
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	116	286
Derivative Liabilities
Derivative Liabilities	136	246
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	25,668	22,583
FVTPL Securities	8,251	7,614
FVOCI securities	25,570	25,145
Securities sold but not yet purchased	3,821	2,468
Structured note liabilities and other note liabilities	15,136	14,186
Investment contract liabilities	889	800
Fair value liabilities	19,846	17,454
Derivative Assets
Derivative Assets	21,328	25,718
Derivative Liabilities
Derivative Liabilities	22,890	23,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,272	1,213
FVTPL Securities	90	103
FVOCI securities	836	827
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,809	4,689
FVTPL Securities	993	727
FVOCI securities	2,413	3,547
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	58	52
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	573	1,138
FVOCI securities	3,919	3,640
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	700	201
FVTPL Securities	30
FVOCI securities	1,800	1,647
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,426	8,869
FVTPL Securities	6	7
FVOCI securities	13,934	13,687
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,435	6,218
FVTPL Securities	7,066	6,643
FVOCI securities	2,668	1,797
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	393	199
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2	4
FVTPL Securities	66	134
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,389	8,959
Derivative Liabilities
Derivative Liabilities	6,726	8,620
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	11,062	12,983
Derivative Liabilities
Derivative Liabilities	11,767	11,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,060	1,894
Derivative Liabilities
Derivative Liabilities	1,516	1,161
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	781	1,872
Derivative Liabilities
Derivative Liabilities	2,797	2,183
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	36	10
Derivative Liabilities
Derivative Liabilities	84	36
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	237	262
FVTPL Securities	1,786	1,825
FVOCI securities	65	63
Business and Government Loans	2,429	1,450
Securities sold but not yet purchased	7
Fair value liabilities	7
Derivative Liabilities
Derivative Liabilities	1	2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	231	255
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6	7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,786	1,825
FVOCI securities	64	62
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1	$ 1